Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 156	kr 151	kr 206
Defined benefit obligation after reasonable decrease in actuarial assumption	235	227	329
Service cost after reasonable increase in actuarial assumption	2	3	4
Service cost after reasonable decrease in actuarial assumption	4	4	7
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	7	6
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 5	kr 6	kr 2
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 200	kr 193	kr 270
Defined benefit obligation after reasonable decrease in actuarial assumption	182	176	245
Service cost after reasonable increase in actuarial assumption	3	3	5
Service cost after reasonable decrease in actuarial assumption	3	3	5
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	7	5
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 6	kr 6	kr 4